Provisions for pensions and similar obligations (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Similar Obligations [Abstract]
Staff costs - Current service costs (note 40)		R$ 8,142	R$ 5,797	R$ 5,476
Interest and similar income and expenses - Interest cost (net) (notes 32 and 33)		61,845	76,124	99,575
Interest and similar income and expenses - Interest on unrecognized assets (notes 32 and 33)		3,173	15,521	0
Other movements	[1]	22,624	(816,230)	0
Total		R$ 95,784	R$ (718,788)	R$ 105,051

[1]	In the year ended December 31, 2018 there was an increase in the cost contribution established for a postemployment benefit plan, which is calculated as a percentage of the total monthly compensation of associates. The increase in the contribution resulted in a decrease in the past service cost, due to changes in the plan. The envisaged changes implied a reduction in the present value of the obligations of the defined benefit plan, which is supported by actuarial valuations. In the Consolidated Statements of Income, this amount was recorded under Provision (Net).